Document and Entity Information	May 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2025
Entity Registrant Name	EUROPEAN EQUITY FUND, INC / MD
Entity Incorporation State Country Code	MD
Entity File Number	811-04632
Entity Tax Identification Number	26-0529973
Entity Address Address Line 1	875 Third Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	454-4500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000791718